Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Basic earnings (loss) per share
Net income (loss) attributable to common shareholders	$ 2,707	$ 2,750
Weighted-average number of common shares outstanding (millions)	1,749.9	1,776.7
Basic earnings (loss) per share (Canadian dollars)	$ 1.55	$ 1.55
Diluted earnings (loss) per share
Net income (loss) attributable to common shareholders including impact of dilutive securities	$ 2,707	$ 2,750
Stock options potentially exercisable (millions)	0.8	1.5
Weighted-average number of common shares outstanding - diluted (millions)	1,750.7	1,778.2
Diluted earnings (loss) per share (Canadian dollars)	$ 1.55	$ 1.55
Average outstanding options excluded from calculation of diluted earnings per share	5.9	4.9
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 84.34	$ 92.89